Income Taxes, income tax expense net operating losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure
State NOL carryforwards	1,664.6
Deferred income tax asset for State NOL carryforwards	89.0
Deferred income tax asset for Federal NOL carryforward (entities not on Federal return)	14.7
Federal
Income Tax Disclosure
Expiration of NOL carryforwards	between 2012 and 2031
State
Income Tax Disclosure
Expiration of NOL carryforwards	between 2012 and 2031